SUPPLEMENT TO THE

FIDELITY® ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR FLOATING RATE HIGH INCOME FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR HIGH INCOME FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR KOREA FUND,
FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, AND FIDELITY ADVISOR TAX MANAGED STOCK FUND

Funds of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust

Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2001

Effective June 3, 2002, Fidelity® Advisor Mortgage Securities Fund - Initial Class has been renamed Fidelity Mortgage Securities Fund. All references to Fidelity Advisor Mortgage Securities Fund - Initial Class throughout this statement of additional information should be replaced with Fidelity Mortgage Securities Fund.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class A found in the "Performance" section beginning on page 90.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Mortgage Securities on November 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,357. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,013 for dividends and $522 for capital gain distributions. Initial offering of Class A of Advisor Mortgage Securities took place on March 3, 1997. Class A returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class T found in the "Performance" section beginning on page 90.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Mortgage Securities on November 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,386. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,044 for dividends and $529 for capital gain distributions. Initial offering of Class T of Advisor Mortgage Securities took place on March 3, 1997. Class T returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class B found in the "Performance" section beginning on page 91.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,163. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,972 for dividends and $548 for capital gain distributions. Initial offering of Class B of Advisor Mortgage Securities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

ACOM10B-02-01 June 3, 2002
1.734041.108

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class C found in the "Performance" section beginning on page 91.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,178. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,980 for dividends and $548 for capital gain distributions. Initial offering of Class C of Advisor Mortgage Securities took place on August 16, 2001. Class C returns prior to August 16, 2001 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 0.90%. Class C returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Institutional Class found in the "Performance" section beginning on page 92.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,962. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,382 for dividends and $548 for capital gain distributions. Initial offering of Institutional Class of Advisor Mortgage Securities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Initial Class found in the "Performance" section beginning on page 92.

Explanatory Notes: With an initial investment of $10,000 in Mortgage Securities Fund on November 1, 1991, the net amount invested in Mortgage Securities Fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,003. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,404 for dividends and $548 for capital gain distributions.